Organization and Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization and Nature of Business [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1. ORGANIZATION AND NATURE OF BUSINESS

Tengjun Biotechnology Corp. (formerly known as China Herb Group Holdings Corporation, the “Company”) was incorporated under the name “Island Radio, Inc.” under the laws of the State of Nevada on June 28, 2010. On December 9, 2019, the Company changed its corporate name to Tengjun Biotechnology Corp.

Tengjunxiang Biotechnology Ltd. (“Tengjunxiang”) is a holding company incorporated in the Cayman Islands on July 19, 2021. On August 5, 2021, Tengjunxiang formed a wholly-owned subsidiary, Tengjunxiang Biotechnology HK Limited (“Tengjunxiang HK”), under the laws of Hong Kong. Shandong Minfu Biology Science and Technology Co., Ltd. (“Shandong Minfu”) is a company incorporated under the laws of the People’s Republic of China (the “PRC”) on August 29, 2021. Tengjunxiang HK owns all of the equity interests in Shandong Minfu, a wholly-foreign owned entity formed (“WFOE”) under the laws of PRC.

Shandong Tengjunxiang Biotechnology Co., Ltd (“Shandong Tengjunxiang”) was incorporated under the laws of PRC on June 27, 2014. Jinxiang County Kanglong Water Purification Equipment Co., Ltd (“Jinxiang Kanglong”), a wholly-owned subsidiary of Shandong Tengjunxiang, was formed under the laws of the PRC on January 6, 2015. Shangdong Tengjunxiang and Jinxiang Kanglong have been under common control. Shandong Tengjunxiang and its subsidiary, Jinxiang Kanglong are primarily engaged in processing, packaging, distribution and sale of dandelion teas, and producing and sale of water purifiers in China, and plans to increase its tea processing and water purifier production lines, and expand its sales channels in the next one to two years.

On December 15, 2021, all shareholders and the Board of Shandong Tengjunxiang agreed to increase its registered capital to RMB 100 million, of which RMB 94.95 million shall be contributed by Shandong Minfu and the remaining RMB 5.05 million shall be contributed by fourteen other shareholders. On December 16, 2021, Tengjunxiang completed its restructuring transaction (the “Restructuring Transaction”). As a result of the Restructuring Transaction, Tengjunxiang, through its subsidiaries, directly owns 94.95% of the ownership of Shandong Tengjunxiang and therefore became the controlling shareholder of Shandong Tengjunxiang.

All of the entities of the Restructuring Transaction are under common control of Mr. Xianchang Ma, the controlling shareholder of Tengjunxiang, before and after the Restructuring Transaction, which results in the consolidation of Tengjunxiang and its subsidiaries and has been accounted for as a reorganization of entities under common control at carrying value and for accounting purpose, the reorganization was accounted for as a recapitalization. The consolidated financial statements are prepared on the basis as if the Restructuring Transaction became effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On December 23, 2021, the Company entered into a Share Purchase/Exchange Agreement (the “Share Exchange Agreement”) with Tenjunxiang, and eleven shareholders of Tengjunxiang (the “Selling Shareholders”). The Selling Shareholders collectively owned 100% of all issued and outstanding shares of Tengjunxiang (the “Tengjunxiang Shares”).  Pursuant to the Share Exchange Agreement, the Selling Shareholders jointly agreed to sell or transfer to the Company one hundred percent (100%) of the Tengjunxiang Shares in exchange for a total of 19,285,714 shares of the Company’s common stock. As a result of such exchange (the “Stock Exchange”), Tengjunxiang has become a wholly-owned subsidiary of the Company and the Selling Shareholders collectively have received 19,285,714 shares of the Company’s common stock, representing approximately 29.53% of the then issued and outstanding shares of the Company’s common stock.

In connection with the acquisition of Tengjunxiang pursuant to the Share Exchange Agreement, the Company with its subsidiaries commenced its business operations in processing, packaging, distribution and sale of dandelion teas, producing and sale of water purifiers in China through Tengjunxiang and its subsidiaries in the People’s Republic of China. The acquisition of Tengjunxiang is treated as a reverse acquisition (the “Reverse Acquisition”).

COVID-19

A novel strain of coronavirus, or COVID-19, was first identified in China in December 2019, and subsequently declared a pandemic on March 11, 2020 by the World Health Organization. As a result of the COVID-19 pandemic, all travels had been severely curtailed to protect the health of the Company’s employees and comply with local government guidelines. The COVID-19 pandemic has had an adverse effect on the Company’s business. Although China has already begun to recover from the outbreak of COVID-19 and the Company’s business has gone back to normal, the epidemic continues to spread on a global scale and there is a risk of the epidemic returning to China in the future, thereby causing further business interruption. The full impact of the pandemic on the Company’s business, operations and financial results depends on various factors that continue to evolve, which the Company may not be able to accurately predict for now.

NOTE 1. ORGANIZATION AND NATURE OF BUSINESS

Tengjun Biotechnology Corp. (formerly known as China Herb Group Holdings Corporation, the “Company”) was incorporated under the name “Island Radio, Inc” under the laws of the State of Nevada on June 28, 2010. On December 9, 2019, the Company changed its corporate name to Tengjun Biotechnology Corp. (“Tengjun”).

Tengjunxiang Biotechnology Ltd. (“Tengjunxiang”) is a holding company incorporated in the Cayman Islands on July 19, 2021. On August 5, 2021, Tengjunxiang formed a wholly-owned subsidiary, Tengjunxiang Biotechnology HK Limited (“Tengjunxiang HK”), under the laws of Hong Kong. Shandong Minfu Biology Science and Technology Co., Ltd. (“Shandong Minfu”) is a company incorporated under the laws of the PRC on August 29, 2021. Tengjunxiang HK owns all of the equity interests in Shandong Minfu, a wholly-foreign owned entity formed (“WFOE”) under the laws of PRC.

Shandong Tengjunxiang Biotechnology Co., Ltd (“Shandong Tengjunxiang”) was incorporated under the laws of PRC on June 27, 2014. Jinxiang County Kanglong Water Purification Equipment Co., Ltd (“Jinxiang Kanglong”), a wholly-owned subsidiary of Shandong Tengjunxiang, was formed under the laws of the PRC on January 6, 2015. Shangdong Tengjunxiang and Jinxiang Kanglong have been under common control. Shandong Tengjunxiang and its subsidiary, Jinxiang Kanglong are primarily engaged in processing, packaging, distribution and sale of dandelion teas, and producing and sale of water purifiers in China, and plans to increase its tea processing and water purifier production lines, and expand its sales channels in the next one to two years.

On December 15, 2021, all shareholders and the Board of Shandong Tengjunxiang agreed to increase its registered capital to RMB 100 million, of which RMB 94.95 million shall be contributed by Shandong Minfu and the remaining RMB 5.05 million shall be contributed by fourteen other shareholders. On December 16, 2021, Tengjunxiang completed its restructuring transaction (the “Restructuring Transaction”). As a result of the Restructuring Transaction, Tengjunxiang, through its subsidiaries, directly owns 94.95% of the ownership of Shandong Tengjunxiang and becomes the controlling shareholder of Shandong Tengjunxiang.

All of the entities of the Restructuring Transaction are under common control of Mr. Xianchang Ma, the controlling shareholder of Tengjunxiang, before and after the Restructuring Transaction, which results in the consolidation of Tengjunxiang and its subsidiaries and has been accounted for as a reorganization of entities under common control at carrying value and for accounting purpose, the reorganization was accounted for as a recapitalization. The consolidated financial statements are prepared on the basis as if the Restructuring Transaction became effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On December 23, 2021, the Company entered into a Share Purchase/Exchange Agreement (the “Share Exchange Agreement”) with Tenjunxiang, and eleven shareholders of Tengjunxiang (the “Selling Shareholders”). The Selling Shareholders collectively owned 100% of all issued and outstanding shares of Tengjunxiang (the “Tengjunxiang Shares”).  Pursuant to the Share Exchange Agreement, the Selling Shareholders jointly agreed to sell or transfer to the Company one hundred percent (100%) of the Tengjunxiang Shares in exchange for a total of 19,285,714 shares of the Company’s common stock. As a result of such exchange (the “Stock Exchange”), Tengjunxiang has become a wholly-owned subsidiary of the Company and the Selling Shareholders collectively have received 19,285,714 shares of the Company’s common stock, representing approximately 29.53% of the then issued and outstanding shares of the Company’s common stock.

In connection with the acquisition of Tengjunxiang pursuant to the Share Exchange Agreement, the Company engages in processing, packaging, distribution and sale of dandelion teas, producing and sale of water purifiers in China through Tengjunxiang and its subsidiaries in the People’s Republic of China. The acquisition of Tengjunxiang is treated as a reverse acquisition (the “Reverse Acquisition”).

COVID-19

A novel strain of coronavirus, or COVID-19, was first identified in China in December 2019, and subsequently declared a pandemic on March 11, 2020 by the World Health Organization. As a result of the COVID-19 pandemic, all travels had been severely curtailed to protect the health of the Company’s employees and comply with local government guidelines. The COVID-19 pandemic has had an adverse effect on the Company’s business. Although China has already begun to recover from the outbreak of COVID-19 and the Company’s business has gone back to normal, the epidemic continues to spread on a global scale and there is a risk of the epidemic returning to China in the future, thereby causing further business interruption. The full impact of the pandemic on the Company’s business, operations and financial results depends on various factors that continue to evolve, which the Company may not be able to accurately predict for now.